Income Taxes, Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 10,822	$ 7,321	$ 4,601
State and local	1,669	520	736
Foreign	139	112	91
Total current	12,630	7,953	5,428
Deferred:
Federal	(2,047)	2,117	4,457
State and local	(235)	224	522
Foreign	17	13	(2)
Total deferred	(2,265)	2,354	4,977
Income tax expense	$ 10,365	$ 10,307	$ 10,405